Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Charge for the year	$ 12,523	$ 4,808	$ 2,095
Adjustment in respect of prior years	145	138	50
Current tax	12,668	4,946	2,145
Deferred tax
Origination and reversal of temporary differences in the current year	4,768	3,366	(7,826)
Adjustment in respect of prior years	(674)	(1,572)	1,522
Deferred tax expense (income) recognised in profit or loss	4,094	1,794	(6,304)
Tax charge (credit) on profit or loss	16,762	$ 6,740	$ (4,159)
Tax charge related to UK Energy Profit Levy	$ 1,834